Investment in equity securities	6 Months Ended
Jun. 30, 2025
Investment in equity securities [Abstract]
Investment in equity securities
12.	Investment in equity securities

(a)   Investment in equity securities with readily determinable fair values

A summary of the movement in listed equity securities for the six months ended June 30, 2025 is presented in the table below:

Equity securities
Balance December 31, 2024	$69,119,010
Equity securities acquired	11,012,514
Proceeds from sale of equity securities	(31,668,114)
Net loss on sale of equity securities	(2,029,190)
Unrealized loss on equity securities revalued at fair value at end of the period	7,511,809
Balance June 30, 2025	$53,946,029

In the six-month periods ended June 30, 2024, and 2025, the Company received dividends of $2,853,165, and $1,127,481, respectively, from its investments in listed equity securities.

(b)   Equity investments without readily determinable fair values

A summary of the movement in equity investments without readily determinable fair values for the six month period ended June 30, 2025 is presented in the table below:

Equity securities
Balance December 31, 2024	$4,661,658
Equity investments transferred	3,478,240
Unrealized foreign exchange gain/loss	901,731
Balance June 30, 2025	$9,041,629

In the six-month periods ended June 30, 2024, and 2025, the Company received dividends of $nil, and $1,069,235, respectively, from its equity investments without readily determinable fair values.